UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.3%
	BASIC MATERIALS – 2.8%
350,704	Ryerson Holding Corp.*	$1,637,788

	COMMUNICATIONS – 2.8%
179,570	Tribune Publishing Co.	1,655,635

	CONSUMER, CYCLICAL – 29.4%
108,020	Goodyear Tire & Rubber Co.	3,529,013
110,080	Hawaiian Holdings, Inc.*	3,889,127
83,380	Ingram Micro, Inc. - Class A	2,533,084
190,290	Meritor, Inc.*	1,588,922
155,370	Navistar International Corp.*	1,373,471
171,200	SkyWest, Inc.	3,256,224
110,240	Titan Machinery, Inc.*	1,204,923
		17,374,764
	ENERGY – 19.6%
314,450	Cloud Peak Energy, Inc.*	654,056
412,250	McDermott International, Inc.*1	1,381,038
920,620	Parker Drilling Co.*	1,675,528
81,890	PBF Energy, Inc. - Class A	3,014,371
215,000	Renewable Energy Group, Inc.*	1,997,350
40,580	Valero Energy Corp.	2,869,412
		11,591,755
	FINANCIAL – 4.9%
48,170	CNA Financial Corp.	1,693,175
73,710	PHH Corp.*	1,194,102
		2,887,277
	INDUSTRIAL – 37.1%
222,890	Aegean Marine Petroleum Network, Inc.[1]	1,863,360
68,550	Atlas Air Worldwide Holdings, Inc.*	2,833,857
206,700	Blount International, Inc.*	2,027,727
41,870	Chicago Bridge & Iron Co. N.V.[1]	1,632,511
262,540	Flextronics International Ltd.*1	2,943,074
113,020	General Cable Corp.	1,517,859
92,080	Global Brass & Copper Holdings, Inc.	1,961,304
123,080	Sanmina Corp.*	2,532,986
553,700	Star Bulk Carriers Corp.*1	335,044
89,310	Trinseo S.A.*1	2,518,542
103,720	Tutor Perini Corp.*	1,736,273
		21,902,537
	TECHNOLOGY – 2.7%
143,230	Unisys Corp.*	1,582,692

	TOTAL COMMON STOCKS (Cost $53,824,576)	58,632,448

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.9%
$520,308	UMB Money Market Fiduciary, 0.01%[2]	$520,308

	TOTAL SHORT-TERM INVESTMENTS (Cost $520,308)	520,308

	TOTAL INVESTMENTS – 100.2% (Cost $54,344,884)	59,152,756
	Liabilities in Excess of Other Assets – (0.2)%	(141,391)

	TOTAL NET ASSETS – 100.0%	$59,011,365

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 31, 2011.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At December 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$54,741,148

Gross unrealized appreciation	14,610,695
Gross unrealized depreciation	(10,199,087)

Net unrealized appreciation on investments	$4,411,608

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2015 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$58,632,448	$-	$-	$58,632,448
Short-Term Investments	520,308	-	-	520,308
Total Investments	$59,152,756	$-	$-	$59,152,756

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	2/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	2/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	2/29/16

*	Print the name and title of each signing officer under his or her signature.